Other Non-current Assets/ Other Non-current Liabilities - Additional Information - (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Other Non-Current Assets/ Other Non-Current Liabilities [Line Items]
Housing subsidies benefit eligible description	1) awarded as distinguished teachers in five consecutive years or in seven years accumulated; and 2) continue to be distinguished teachers in next five consecutive years or in seven accumulated years after the first criterion is fulfilled.
Unamortized expense for housing subsidies	¥ 46,395	¥ 47,543
Percentage of employee expenses and related costs		59.90%
Average tenure of employees		35 years
Employees turnover rate		10.00%
Discount rates to employees		9.00%
Noncurrent housing subsidies liabilities	59,806	¥ 58,696
Other Receivables, Deposits and Other Assets
Other Non-Current Assets/ Other Non-Current Liabilities [Line Items]
Unamortized expense for housing subsidies	2,735	2,916
Other Non-current Assets
Other Non-Current Assets/ Other Non-Current Liabilities [Line Items]
Unamortized expense for housing subsidies	¥ 43,660	¥ 44,627